Loans	12 Months Ended
Mar. 31, 2021
Loans
9. Loans
Loan balances include Rs. 574,064.8 million and Rs. 406,381.7 million (US$ 5,556.2 million) as of March 31, 2020 and March 31, 2021, respectively, which have been provided as collateral for borrowings and are therefore restricted
.
Loans by facility as of March 31, 2020 and March 31, 2021 were as follows:

	As of March 31,
	2020		2021		2021
	(In millions)
Retail loans:
Auto loans	Rs.	952,053.1	Rs.	964,053.2	US$	13,180.9
Personal loans/Credit cards		1,920,601.6		2,042,727.2		27,929.0
Retail business banking		1,658,770.3		2,007,845.9		27,452.1
Commercial vehicle and construction equipment finance		747,382.4		805,329.8		11,010.8
Housing loans		634,612.4		702,235.5		9,601.3
Other retail loans		1,127,380.6		1,306,641.0		17,864.9

Subtotal	Rs.	7,040,800.4	Rs.	7,828,832.6	US$	107,039.0
Wholesale loans	Rs.	3,583,055.2	Rs.	4,214,885.3	US$	57,627.7

Gross loans		10,623,855.6		12,043,717.9		164,666.7
Less: Allowance for credit losses		198,833.2		343,528.7		4,696.9

Total	Rs.	10,425,022.4	Rs.	11,700,189.2	US$	159,969.8

Loans, other than crop related agricultural loans, are generally placed on non-accrual
status and considered
non-performing
if principal or interest payments become 90 days past due and/or management deems the collectability of the principal and/or interest to be doubtful. Crop related agricultural loans are generally placed on non-accrual
status and considered
non-performing
if principal or interest payments become 366 days past due and/or management deems the collectability of the principal and/or interest to be doubtful. Loans are returned to accrual status when the principal and interest amounts contractually due are brought curren
t
The maturity of gross loans as of March 31, 2021 is set out below:

	As of March 31, 2021
	Wholesale loans		Retail loans		Total
	(In millions)
Maturity profile of loans:
Within one year	Rs.	1,877,821.3	Rs.	2,235,330.0	Rs.	4,113,151.3
Over one year through five years		1,475,971.2		4,955,833.2		6,431,804.4
Over five years		861,092.8		637,669.4		1,498,762.2

Total	Rs.	4,214,885.3	Rs.	7,828,832.6	Rs.	12,043,717.9

Total	US$	57,627.7	US$	107,039.0	US$	164,666.7

The following table provides details of age analysis of loans and finance receivable on non-accrual
status as of March 31, 2020 and March 31, 2021.

	As of March 31, 2020
	31-90 days past due		Non-accrual/ 91 days or more past due		Current 1,2		Total		Finance receivable on non-accrual status
	(In millions)
Retail Loans
Auto loans	Rs.	4,049.3	Rs.	15,279.2	Rs.	932,724.6	Rs.	952,053.1	Rs.	15,279.2
Personal loans/Credit card		16,819.3		14,481.7		1,889,300.6		1,920,601.6		14,481.7
Retail business banking		15,210.9		32,866.3		1,610,693.1		1,658,770.3		32,866.3
Commercial vehicle and construction equipment finance		17,679.2		22,992.2		706,711.0		747,382.4		22,992.2
Housing loans		3,330.9		2,921.3		628,360.2		634,612.4		2,921.3
Other retail		13,038.1		33,462.8		1,080,879.7		1,127,380.6		33,462.8
Wholesale loans		5,126.9		35,423.4		3,542,504.9		3,583,055.2		35,423.4

Total	Rs.	75,254.6	Rs.	157,426.9	Rs.	10,391,174.1	Rs.	10,623,855.6	Rs.	157,426.9

1	Loans up to 30 days past due are considered current
2	Includes crop related agricultural loans with days past due less than 366 as they are not considered as non-performing Rs. 34.0 billion .

	As of March 31, 2021
	31-90 days past due		Non-accrual/ 91 days or more past due		Current 1,2		Total		Finance receivable on non-accrual status
	(In millions)
Retail Loans
Auto loans	Rs.	8,523.6	Rs.	28,476.3	Rs.	927,053.3	Rs.	964,053.2	Rs.	28,476.3
Personal loans/Credit card		25,026.7		37,026.1		1,980,674.4		2,042,727.2		37,026.1
Retail business banking		19,239.0		31,328.9		1,957,278.0		2,007,845.9		31,328.9
Commercial vehicle and construction equipment finance		16,946.0		32,015.3		756,368.5		805,329.8		32,015.3
Housing loans		4,530.8		5,171.9		692,532.8		702,235.5		5,171.9
Other retail		18,535.0		39,584.4		1,248,521.6		1,306,641.0		39,584.4
Wholesale loans		6,277.0		40,179.5		4,168,428.8		4,214,885.3		40,179.5

Total	Rs.	99,078.1	Rs.	213,782.4	Rs.	11,730,857.4	Rs.	12,043,717.9	Rs.	213,782.4

Total	US$	1,354.6	US$	2,923.0	US$	160,389.1	US$	164,666.7	US$	2,923.0

1	Loans up to 30 days past due are considered current
2	Includes crop related agricultural loans with days past due less than 366 as they are not considered as non-performing Rs. 33.6 billion.
During fiscal 2020 and fiscal 2021, the Bank implemented the packages announced by RBI on account of COVID-19 situation which grants temporary extensions in repayment obligations to the borrowers without any interest or financial concessions. While the moratorium allowed customers (from March to August 2020) to temporarily freeze loan repayments, the loan restructuring packages eased the burden of monthly repayments. Total balance outstanding of such restructured loans as of March 31, 2021 was Rs. 138.4 billion (US$ 1.9 billion) which includes retail loans and wholesale loans of Rs. 137.8 billion and Rs. 0.6 billion respectively. As stipulated by regulatory guidance, the Bank does not place loans with deferrals granted due to COVID-19 on nonaccrual status where such loans are not otherwise reportable as nonaccrual and thus considered in the allowance for loan losses
Retail Loans
For retail loans the policy and approval processes are designed for the fact that the Bank has high volumes of relatively homogeneous, small value transactions in retail loans. There are product programs for each of these products, which define the target markets, credit philosophy and process, detailed underwriting criteria for evaluating individual credits, exception reporting systems and individual loan exposure caps. The quantitative parameters considered include income, residence stability, the nature of the employment/business, while the qualitative parameters include accessibility, contractibility and profile. The credit policies/product programs are based on a statistical analysis of the Bank’s experience and industry data, in combination with the judgment of the Bank’s senior officers. The Bank mines data on its borrower account behavior as well as static data regularly to monitor the portfolio performance of each product segment and use these as inputs in revising the Bank’s product programs, target market definitions and credit assessment criteria to meet the Bank’s twin objectives of combining volume growth and maintenance of asset quality
.
As an integral part of the credit process, the Bank has a credit rating model appropriate to its wholesale and retail credit segments. The Bank monitors credit quality within its segments based on primary credit quality indicators. This internal grading is updated at least annually
.
The amount of purchased financing receivable outstanding as of March 31, 2020 and March 31, 2021 is Rs. 644,672.4

million
and Rs. 710,194.7

million
, respectively.
The following table
provides information on primary credit quality indicator as at March 31, 2021:

	Term Loans by origination year as at March 31,
Credit quality indicators-Internally assigned grade	Prior		2017		2018		2019		2020		2021		Revolving Loans		Revolving loans converted to term loans		Total
							(In millions)
Auto loans
Performing	Rs.	4,599.0	Rs.	30,174.9	Rs.	99,159.5	Rs.	168,159.1	Rs.	266,277.0	Rs.	362,747.1	Rs.	4,460.3	Rs.	—	Rs.	935,576.9
Non-performing		736.9		2,066.2		6,048.0		9,260.9		8,513.0		1,033.0		818.3		—		28,476.3

Subtotal	Rs.	5,335.9	Rs.	32,241.1	Rs.	105,207.5	Rs.	177,420.0	Rs.	274,790.0	Rs.	363,780.1	Rs.	5,278.6	Rs.	—	Rs.	964,053.2
Personal loans/Credit card
Performing	Rs.	613.8	Rs.	8,617.1	Rs.	48,658.4	Rs.	178,532.3	Rs.	483,925.8	Rs.	638,007.4	Rs.	326,118.9	Rs.	321,227.4	Rs.	2,005,701.1
Non-performing		118.6		601.7		3,144.1		8,704.2		11,381.7		1,162.5		8,259.7		3,653.6		37,026.1

Subtotal	Rs.	732.4	Rs.	9,218.8	Rs.	51,802.5	Rs.	187,236.5	Rs.	495,307.5	Rs.	639,169.9	Rs.	334,378.6	Rs .	324,881.0	Rs.	2,042,727.2
Retail business banking
Performing	Rs.	35,189.0	Rs.	49,573.1	Rs.	121,663.7	Rs.	145,473.9	Rs.	209,578.9	Rs.	480,518.2	Rs.	934,520.2	Rs.	—	Rs.	1,976,517.0
Non-performing		3,584.6		2,717.7		4,863.1		3,865.9		1,883.4		1,053.4		13,360.8		—		31,328.9

Subtotal	Rs.	38,773.6	Rs.	52,290.8	Rs.	126,526.8	Rs.	149,339.8	Rs.	211,462.3	Rs.	481,571.6	Rs.	947,881.0	Rs.	—	Rs.	2,007,845.9
Commercial vehicle and construction equipment finance
Performing	Rs.	517.8	Rs.	6,292.2	Rs.	44,766.4	Rs.	146,432.4	Rs.	214,342.4	Rs.	287,953.1	Rs.	73,010.2	Rs.	—	Rs.	773,314.5
Non-performing		155.9		836.6		4,397.4		11,112.3		10,159.4		1,086.1		4,267.6		—		32,015.3

Subtotal	Rs.	673.7	Rs.	7,128.8	Rs.	49,163.8	Rs.	157,544.7	Rs.	224,501.8	Rs.	289,039.2	Rs.	77,277.8	Rs.	—	Rs.	805,329.8
Housing loans
Performing	Rs.	272,061.4	Rs.	111,758.9	Rs.	105,069.4	Rs.	152,564.7	Rs.	55,570.3	Rs.	38.9	Rs.	—	Rs.	—	Rs.	697,063.6
Non-performing		2,407.3		1,082.6		744.5		865.9		71.6		—		—		—		5,171.9

Subtotal	Rs.	274,468.7	Rs.	112,841.5	Rs.	105,813.9	Rs.	153,430.6	Rs.	55,641.9	Rs.	38.9	Rs.	—	Rs.	—	Rs.	702,235.5
Other retail loans
Performing	Rs.	2,406.7	Rs.	8,530.0	Rs.	20,090.5	Rs.	45,854.0	Rs.	129,946.8	Rs.	483,241.9	Rs.	576,986.7	Rs.	—	Rs.	1,267,056.6
Non-performing		2,626.0		1,214.6		2,082.0		4,710.1		7,442.1		1,534.0		19,975.6		—		39,584.4

Subtotal	Rs.	5,032.7	Rs	9,744.6	Rs.	22,172.5	Rs.	50,564.1	Rs.	137,388.9	Rs.	484,775.9	Rs.	596,962.3	Rs.	—	Rs.	1,306,641.0

Total	Rs.	325,017.0	Rs.	223,465.6	Rs.	460,687.0	Rs.	875,535.7	Rs.	1,399,092.4	Rs.	2,258,375.6	Rs.	1,961,778.3	Rs.	324,881.0	Rs.	7,828,832.6

Total	US$	4,443.8	US$	3,055.3	US$	6,298.7	US$	11,970.7	US$	19,129.0	US$	30,877.4	US$	26,822.2	US$	4,441.9	US$	107,039.0

Wholesale Loans
The Bank has in place a process of grading each borrower according to its financial health and the performance of its business and each borrower is graded as pass/labeled/non-performing.
Wholesale loans that are not
non-performing
are disclosed as pass or labeled and considered to be performing. Labeled loans are those with evidence of weakness where such exposures indicate deteriorating trends which if not corrected could adversely impact repayment of the obligations. The Bank’s model assesses the overall risk over four major categories – industry risk, business risk, management risk and financial risk. The inputs in each of the categories are combined to provide an aggregate numerical rating, which is a function of the aggregate weighted scores based on the assessment under each of these four risk categories.
The following table provides information on primary credit quality indicator as at March 31, 2021

	Term loans by origination year as at March 31,
Credit quality indicators-Internally assigned grade	Prior		2017		2018		2019		2020		2021		Revolving Loans		Total
							(In millions)
Wholesale loans
Pass	Rs.	3,939.4	Rs.	3,332.3	Rs.	298,631.5	Rs.	324,816.0	Rs.	568,907.1	Rs.	2,007,206.0	Rs.	930,417.0	Rs.	4,137,249.3
L abeled		—		—		7,503.2		10,194.9		2,427.6		4,073.6		13,257.2		37,456.5
Non-performing		445.8		84.3		10,893.1		4,778.7		1,445.3		2,255.7		20,276.6		40,179.5

Total	Rs.	4,385.2	Rs.	3,416.6	Rs.	317,027.8	Rs.	339,789.6	Rs.	572,780.0	Rs.	2,013,535.3	Rs.	963,950.8	Rs.	4,214,885.3

Total	US$	60.0	US$	46.7	US$	4,334.5	US$	4,645.7	US$	7,831.3	US$	27,529.9	US$	13,179.6	US$	57,627.7

Non-performing
loans by industry as of March 31, 2020 and March 31, 2021 are as follows:

	As of March 31, 2020
	(In millions)
Gross non-performing loans by industry:
—Agri Production—Food	Rs.	22,546.3
—Consumer Loans		21,718.9
—Road Transportation		13,067.6
—Retail Trade		8,823.1
—Food and Beverage		8,137.5
—Others (none greater than 5% of non-performing loans)		83,133.5

Total	Rs.	157,426.9

	As of March 31, 2021
	(In millions)
Gross non-performing loans by industry:
—Consumer Loans	Rs.	47,028.8	US$	643.0
—Agri Production—Food		21,028.5		287.5
—Road Transportation		18,344.8		250.8
—Retail Trade		17,242.9		235.8
—Agri Allied		10,829.6		148.1
—Others (none greater than 5% of non-performing loans)		99,307.8		1,357.8

Total	Rs.	213,782.4	US$	2,923.0

Summary information relating to
non-performing
loans during the fiscal year ended March 31, 2019, March 31, 2020 and March 31, 2021 is as follows:

	Fiscal year ended March 31,
	2019		2020		2021		2021
	(In millions)
Average non-performing loans, net of allowance	Rs.	50,378.2	Rs.	55,232.3	Rs.	73,435.6	US$	1,004.0
Interest income recognized on non-performing loans	Rs.	6,994.7	Rs.	10,160.5	Rs.	7,025.3	US$	96.1
A loan is collateral dependent when the borrower is experiencing financial difficulty and repayment of the loan is dependent on the sale or operation of the underlying collateral. Such loans are carried at fair value based on current values determined by either independent appraisals or internal evaluations, adjusted for selling costs or other amounts to be deducted when estimating expected net sales proceeds. For the period ended March 31, 2021, the Bank did not have collateral dependent loans wherein the borrower is experiencing financial difficulty and the repayment of the loan is dependent on the sale of the underlying collateral
Allowance for credit losses as of March 31, 2019 are as follows:

	As of March 31, 2019
	Specific														Unallocated
	Retail
	Auto loans		Personal Loans/ Credit card		Retail business banking		Commercial vehicle and Construction equipment finance		Housing loans		Other retail		Wholesale		Retail		Wholesale		Total
	(In millions)
Allowance for credit losses, beginning of the period	Rs.	3,682.2	Rs.	6,182.6	Rs.	18,709.4	Rs.	4,806.1	Rs.	974.4	Rs.	12,922.8	Rs.	15,323.0	Rs.	42,147.4	Rs.	7,759.3	Rs.	112,507.2
Write-off s		(9,155.3)		(25,197.0)		(6,665.5)		(4,812.8)		(93.3)		(5,652.0)		(1,755.7)		—		—		(53,331.6)
Net allowance for credit losses*		11,642.1		28,708.4		9,551.4		6,551.5		224.1		13,170.7		6,665.9		10,793.7		1,748.6		89,056.4
Allowance for credit losses, end of the period	Rs.	6,169.0	Rs.	9,694.0	Rs.	21,595.3	Rs.	6,544.8	Rs.	1,105.2	Rs.	20,441.5	Rs.	20,233.2	Rs.	52,941.1	Rs.	9,507.9	Rs.	148,232.0

Allowance for credit losses:
Allowance individually evaluated for impairment	Rs.	—	Rs.	—	Rs.	—	Rs.	—	Rs.	—	Rs.	—	Rs.	20,233.2		Rs. —		Rs. —	Rs.	20,233.2
Allowance collectively evaluated for impairment		6,169.0		9,694.0		21,595.3		6,544.8		1,105.2		20,441.5		—		52,941.1		9,507.9		127,998.8
Loans:
Loans individually evaluated for impairment		—		—		—		—		—		—		38,153.7		—		—		38,153.7
Loans collectively evaluated for i mpairment		13,606.7		15,781.5		29,945.0		11,254.9		2,157.1		29,523.6		—		6,135,634.8		2,835,407.3		9,073,310.9

*
Net allowances for credit losses charged to expense does not include the recoveries against write-off
cases amounting to Rs 16,777.1 million . Recoveries from retail loans is Rs. 16,590.9 million and from wholesale loans is Rs. 186.2 million.

Allowance for credit losses as of March 31, 2020 are as follows:

	As of March 31, 2020
	Specific														Unallocated
	Retail
	Auto loans		Personal Loans/ Credit card		Retail business banking		Commercial vehicle and Construction equipment finance		Housing loans		Other retail		Wholesale		Retail		Wholesale		Total
	(In millions)
Allowance for credit losses, beginning of the period	Rs.	6,169.0	Rs.	9,694.0	Rs.	21,595.3	Rs.	6,544.8	Rs.	1,105.2	Rs.	20,441.5	Rs.	20,233.2	Rs.	52,941.1	Rs.	9,507.9	Rs.	148,232.0
Write-off s		(11,524.3)		(41,646.3)		(9,379.0)		(10,838.5)		(130.3)		(12,833.1)		(6,328.1)		—		—		(92,679.6)
Net allowance for credit losses*		13,169.8		40,487.4		9,471.1		15,901.0		439.8		16,508.1		12,521.3		31,088.3		3,694.0		143,280.8
Allowance for credit losses, end of the period	Rs.	7,814.5	Rs.	8,535.1	Rs.	21,687.4	Rs.	11,607.3	Rs.	1,414.7	Rs.	24,116.5	Rs.	26,426.4	Rs.	84,029.4	Rs.	13,201.9	Rs.	198,833.2

Allowance for credit losses:
Allowance individually evaluated for impairment	Rs.	—	Rs.	—	Rs.	—	Rs.	—	Rs.	—	Rs.	—	Rs.	26,426.4		Rs.—		Rs.—	Rs.	26,426.4
Allowance collectively evaluated for impairment		7,814.5		8,535.1		21,687.4		11,607.3		1,414.7		24,116.5		—		84,029.4		13,201.9		172,406.8
Loans:
Loans individually evaluated for impairment		—		—		—		—		—		—		35,423.4		—		—		35,423.4
Loans collectively evaluated for impairment		15,279.2		14,481.7		32,866.3		22,992.2		2,921.3		33,462.8		—		6,918,796.9		3,547,631.8		10,588,432.2

*
Net allowances for credit losses charged to expense does not include the recoveries against write-off
cases amounting to Rs 25,658.9 million. Recoveries from retail loans is Rs. 22,548.7 million and from wholesale loans is Rs. 3,110.2 million.

The Bank adopted the CECL accounting guidance on April 1, 2020. Allowances for credit losses as of March 31, 2021 are as follows:

	As at March 31, 2021
	Auto loans		Personal Loans/ Credit card		Retail business banking		Commercial vehicle and Construction equipment finance		Housing loans		Other retail		Wholesale		Total		Total
	(In millions)
Allowance for credit losses, beginning of the period	Rs.	19,219.0	Rs.	47,097.1	Rs.	32,860.3	Rs.	20,463.4	Rs.	1,700.7	Rs.	37,864.3	Rs.	39,628.4	Rs.	198,833.2	US$	2,718.7
Impact of Adopting ASC 326		9,880.9		38,091.1		3,947.5		325.5		1,659.5		234.3		26,874.2		81,013.0		1,107.6
Write-offs		(13,263.5)		(61,571.8)		(14,951.6)		(15,921.5)		(190.8)		(9,942.8)		(3,628.7)		(119,470.7)		(1,633.5)
Net allowance for credit losses*		23,559.7		86,464.6		20,432.2		21,489.3		1,408.6		21,073.4		8,725.4		183,153.2		2,504.1
Allowance for credit losses, end of the period	Rs.	39,396.1	Rs.	110,081.0	Rs.	42,288.4	Rs.	26,356.7	Rs.	4,578.0	Rs.	49,229.2	Rs.	71,599.3	Rs.	343,528.7	US$	4,696.9

Allowance for credit losses:
Individually evaluated Allowance	Rs.	34.7	Rs.	4.0	Rs.	3,540.7	Rs.	59.6	Rs.	—	Rs.	72.1	Rs.	33,222.5	Rs.	36,933.6	US$	505.0
Collectively evaluated Allowance		39,361.4		110,077.0		38,747.7		26,297.1		4,578.0		49,157.1		38,376.8		306,595.1		4,191.9
Loans:		—		—		—		—		—		—		—				—
Individually evaluated Loan s		49.5		4.2		3,560.8		59.7		—		92.7		42,786.8		46,553.7		636.5
Collectively evaluated Loans		964,003.7		2,042,723.0		2,004,285.1		805,270.1		702,235.5		1,306,548.3		4,172,098.5		11,997,164.2		164,030.2

*
Net allowances for credit losses charged to expense does not include the recoveries against write-off
cases amounting to Rs 28,919.8 million (US$ 395.4 million). Recoveries from retail loans is Rs. 28,605.8 million and from wholesale loans is Rs. 314.0 million.

The allowance for credit losses is assessed at each period end and the increase/(decrease), as the case may be is recorded in the income statement under provision for credit losses net of recoveries against write-offs.
Troubled debt restructuring (TDR)
When the Bank grants a concession, for economic or legal reasons related to a borrower’s financial difficulties, for other than an insignificant period of time, the related loan is classified as a TDR. Concessions could include a reduction in the interest rate below current market rates, payment extensions, forgiveness of principal, forbearance or other actions intended to maximize collection. Loans, for which the terms have been modified, and for which the borrower is experiencing financial difficulties, are considered TDRs. On restructuring, the loans are re-measured
to reflect the impact, if any, on projected cash flows resulting from the modified terms. The impact of the TDR modifications and defaults are factored into the allowance for credit losses on a loan-by-loan
basis. Modification may have little or no impact on the allowance established for the loan if there was no forgiveness of the principal and the interest was not decreased. A charge off may be recorded at the time of restructuring if a portion of the loan is deemed to be uncollectible. A TDR classification can be removed if the borrower’s financial condition improves such that the borrower is no longer in financial difficulty, the loan has not had any forgiveness of principal or interest, and the loan is subsequently refinanced or restructured at market terms and qualifies as a new loan.

The following table summarizes the Bank’s TDR modifications during the fiscal year ended March 31, 2020. There was no TDR modification during fiscal year ended March 31, 2021

	Fiscal year ended March 31, 2020
	Carrying value		TDRs involving changes in the amount of principal payments (1)		TDRs involving changes in the amount of interest payments (2)		TDRs involving changes in the amount of both principal and interest payments		Balance of principal forgiven		Net P&L impact (3)
	(In millions)
Retail Loans:
Retail business banking	Rs.	964.1	Rs.	—	Rs.	964.1	Rs.	—	Rs.	—	Rs.	43.1
Commercial vehicle and construction equipment finance		—		—		—		—		—		—
Wholesale loans		—		—		—		—		—		—

Total (4)	Rs.	964.1	Rs.	—	Rs.	964.1	Rs.	—	Rs.	—	Rs.	43.1

(1)	TDRs involving changes in the amount of principal payment may include principal forgiveness or deferral of periodic and/or final principal payments.
(2)	TDRs involving changes in the amount of interest payments may involve a reduction in interest rate.
(3)	Balances reflect charge-offs and/or allowance for credit losses and/or income not recognized/deferred.
(4)	TDR modification during the year ended March 31, 2020 comprised of 13 cases .
There were nil
 TDRs that have defaulted in the current period within 12 months of their modification date. The defaulted TDRs are based on a payment default definition of 90 days past due.

Interest on loans by facility are as follows:

	Fiscal year ended March 31,
	2019		2020		2021		2021
	(In millions)
Wholesale loans	Rs.	199,928.0	Rs.	245,504.7	Rs.	263,190.7	US$	3,598.5
Retail loans		627,755.0		736,290.1		753,857.1		10,307.0

Total	Rs.	827,683.0	Rs.	981,794.8	Rs.	1,017,047.8	US$	13,905.5